Schedule of dividends declared (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
MiX Telematics Limited [Member]
Subsidiary or Equity Method Investee [Line Items]
Dividends declared	$ 5,329	$ 5,207